Personnel expenses	3 Months Ended
Jun. 30, 2019
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Salaries and variable compensation	2,120	2,027	2,106	4,147	4,452
Financial advisor compensation[1]	1,005	960	1,007	1,965	2,040
Contractors	38	36	50	74	93
Social security	152	170	158	322	359
Pension and other post-employment benefit plans	139	170	120	309	141[2]
Other personnel expenses	116	105	119	222	247
Total personnel expenses	3,571	3,468	3,561	7,040	7,332
1 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 2 Changes to the Pension Fund of UBS AG in Switzerland in the first quarter of 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of USD 132 million was recognized in the income statement in the first quarter of 2018, with no overall effect on total equity. Refer to “Note 29 Pension and other post-employment benefit plans” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.